Note 14 - Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 43	$ 12	$ 108	$ 498
Transferred at Point in Time [Member]
Revenue	9	4	41	0
Transferred over Time [Member]
Revenue	34	8	67	498
Service [Member]
Revenue	9	0	41	478
Rentals [Member]
Revenue	$ 34	$ 12	$ 67	$ 0